June 12, 2009
VIA EDGAR AND OVERNIGHT MAIL
Jennifer Gowetski, Esq.
Angela McHale, Esq.
United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4561
Washington, D.C. 20549

Re:	Invesco Mortgage Capital Inc. Amendment No. 7 to Registration Statement on Form S-11 Filed June 12, 2009 File No. 333-151665
Dear Ms. Gowetski and Ms. McHale:
          On behalf of our client, Invesco Mortgage Capital Inc., a Maryland corporation (the “Company”), we are transmitting for filing pursuant to the Securities Act of 1933, as amended, Amendment No. 7 (“Amendment No. 7”) to the Registration Statement on Form S-11 (File No. 333-151665) (the “Registration Statement”), filed by the Company on June 12, 2009, and the Company’s responses to the comments of the Staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in your letter to Jeffrey H. Kupor of the Company, dated June 8, 2009.
          For convenience of reference, each Staff comment contained in your letter is reprinted below in bold and italics, numbered to correspond with paragraph numbers assigned in your June 8, 2009 comment letter, and is followed by the corresponding response of the Company.
          We have provided each of you, Jennifer Monick and Kevin Woody, a courtesy copy of this letter and two courtesy copies of Amendment No. 7 filed by the Company on the date hereof, one copy of which has been marked to reflect changes made to Amendment No. 6 to the Registration Statement filed with the Commission on June 2, 2009. Capitalized terms used and not otherwise defined in the response letter that are defined in the Registration Statement shall have the meanings set forth in the Registration Statement.

Ms. Jennifer Gowetski	June 12, 2009
Ms. Angela McHale	Page 2
United States Securities and Exchange Commission
Cover
1.	The cover page should contain only information required by Item 501 or that is key information. Please revise as appropriate and confirm that the cover page will not exceed one page in length.

In response to the Staff’s comment, we have revised the cover page and confirm that it will not exceed one page in length.

2.	Please note that only the names of the lead or managing underwriters should appear on the cover page. Please confirm that you will not include the names of the underwriters in the syndicate on the cover page in the final prospectus that you distribute to investors.

In response to the Staff’s comment, we confirm that all of the underwriters that appear on the cover page are lead or co-managing underwriters and we confirm that we will not include the names of the underwriters in the syndicate on the cover page in the final prospectus that we distribute to investors.
Our Target Assets, page 4
3.	We note your response to comment no. 2 and the revised disclosure on page 55. Although we note that your board of directors has approved very broad investment guidelines, we continue to believe that you should disclose how you intend to use the proceeds of the offering and your anticipated holdings in each target asset class. As a result, we reissue the comment.

In response to the Staff’s comments, we have revised the disclosure on pages 5, 20 and 58 to provide for the Company’s anticipated initial holdings in each target asset class.
Historical Performance of Manager’s Investment in RMBS and CMBS, page 106
4.	We note your response to comment no. 10 and the revised disclosure on page 108. Although the blended benchmark may reflect assets similar to those that you are targeting, your historical performance disclosure should provide a description of your manager’s experience. Please revise to provide only your historical performance information.

In response to the Staff’s comments, we have revised the disclosure on page 116 under the caption “Our Manager and the Management Agreement—Historical Performance of Our Manager’s Investments in RMBS and CMBS” to exclude the blended benchmark so that we only disclose historical performance information.

Ms. Jennifer Gowetski	June 12, 2009
Ms. Angela McHale	Page 3
United States Securities and Exchange Commission
Management Fees and Expense Reimbursements, page 113
5.	We note your response to comment no. 11 that your manager is expected to earn fees from any Legacy Securities and Legacy Loan PPIFs managed by your manager to the extent you invest therein. We further note the statement in the fee table on page 13 that you will be responsible for any fees payable for any equity investment you may decide to make in a Legacy Securities or Legacy Loan PPIF managed by an entity other than your manager. Please revise the fee table and your disclosure to clarify, if true, that you will pay fees to your manager for any Legacy Securities and Legacy Loan PPIFs managed by your manager to the extent you invest therein notwithstanding that your manager has waived the base management fee, or otherwise clarify fee arrangements in connection Legacy Securities and Legacy Loan PPIFs. To the extent applicable, please quantify any fees payable in connection with Legacy Securities and Legacy Loan PPIFs.

In response to the Staff’s comments, we have revised the disclosure on pages 15, 17, 68, 98, 110 and F-15 to clarify that we will pay fees to our manager for any Legacy Securities and Legacy Loan PPIFs managed by our manager in which we invest. Because the fee structures for those funds are still being developed by the U.S. Treasury, we have not quantified the fees payable in connection with investments made in Legacy Securities and Legacy Loan PPIFs. To the extent we pay any fees to our manager or any of its affiliates in connection with any PPIF, our manager has agreed to reduce the management fee payable by us under the management agreement (but not below zero) in respect of any equity investment we may decide to make in any PPIF managed by our manager or any of its affiliates by the amount of the fees payable to our manager or its affiliates under the PPIF with regard to our equity investment.
          We thank the Staff for its attention to the Company’s filing and we look forward to hearing from you regarding Amendment No. 7. If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at 212-878-8332 or Jay L. Bernstein at 212-878-8527.

Very truly yours,

/s/ Andrew S. Epstein

Andrew S. Epstein

cc:	Securities and Exchange Commission
Jennifer Monick
Kevin Woody

Invesco Mortgage Capital Inc.
Jeffery H. Kupor

Skadden, Arps, Slate, Meagher & Flom LLP
David J. Goldschmidt

Clifford Chance US LLP
Jay L. Bernstein